Cash (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure Of Cash And Restricted Deposits Explanatory [Abstract]
Schedule of components of cash
	December 31,
	2020	2021
	Thousands USD	Thousands USD
Bank accounts- dominated in NIS	1,057	72,190
Bank accounts- dominated in USD	584,205	753,320
Bank accounts- dominated in GBP	-	23,651
Bank accounts- other	76	4,465
	585,338	853,626